Consolidated condensed balance sheets - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 136,065	$ 86,839
Restricted cash	2,003	0
Accounts receivable, net	102,029	88,283
Inventory	34,020	29,120
Prepaid and other current assets	15,943	7,552
Total current assets	290,060	211,794
Property and equipment, net	8,960	6,879
Goodwill	52,135	49,800
Intangible assets, net	257,848	191,650
Operating lease assets	17,669	14,961
Deferred tax assets	481
Investment and other assets	19,483	19,382
Total assets	646,636	494,466
Assets		0	$ 0
Current liabilities:
Accounts payable	9,881	4,422
Accrued liabilities	105,246	88,187
Accrued equity-based compensation	10,875	11,054
Current portion of long-term debt	15,000	15,000
Current portion of contingent consideration	13,220
Other current liabilities	3,964	3,926
Total current liabilities	158,186	122,589
Long-term debt, less current portion	166,084	173,378
Accrued equity-based compensation, less current portion		29,249
Deferred income taxes	48,410	3,362
Contingent consideration, less current portion	30,421
Other long-term liabilities	24,171	21,728
Total liabilities	427,272	350,306
Liabilities		0	0
Stockholders' and Members' Equity:
Members' equity		144,160
Common stock, value		0	0
Additional paid-in capital	146,199
Accumulated deficit	(5,167)
Accumulated other comprehensive income	468
Total stockholders' equity attributable to Bioventus Inc. and members' equity	141,557	144,160
Stockholders' equity		0	0
Noncontrolling interest	77,807
Total stockholders' and members' equity	219,364	144,160
Total liabilities and stockholders' and members' equity	646,636	494,466
Total liabilities and stockholders' equity		0	0
Bio Ventus LLC [Member]
Current assets:
Cash and cash equivalents		86,839	64,520
Accounts receivable, net		88,283	85,128
Inventory		29,120	27,326
Prepaid and other current assets		7,552	6,059
Total current assets		211,794	183,033
Property and equipment, net		6,879	4,489
Goodwill		49,800	49,800
Intangible assets, net		191,650	216,510
Operating lease assets		14,961	15,267
Investment and other assets		19,382	3,308
Total assets		494,466	472,407
Current liabilities:
Accounts payable		4,422	6,440
Accrued liabilities		88,187	52,827
Accrued equity-based compensation		11,054	15,547
Current portion of long-term debt		15,000	10,000
Other current liabilities		3,926	4,201
Total current liabilities		122,589	89,015
Long-term debt, less current portion		173,378	187,965
Accrued equity-based compensation, less current portion		29,249	25,255
Deferred income taxes		3,362	3,874
Other long-term liabilities		21,728	20,681
Total liabilities		350,306	326,790
Stockholders' and Members' Equity:
Members' equity		285,173	285,147
Accumulated deficit		(144,539)	(141,700)
Accumulated other comprehensive income		1,607	(465)
Total stockholders' equity attributable to Bioventus Inc. and members' equity		142,241	142,982
Noncontrolling interest		1,919	2,635
Total stockholders' and members' equity		144,160	145,617
Total liabilities and stockholders' and members' equity		$ 494,466	$ 472,407
Common Class A
Stockholders' and Members' Equity:
Common stock, value	41
Common Class B
Stockholders' and Members' Equity:
Common stock, value	$ 16